Cover	May 22, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Sixth Street Specialty Lending, Inc.
Entity Central Index Key	0001508655